Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information [Text Block]	Supplemental Disclosure of Cash Flow Information

CenterPoint Energy and CERC have elected not to separately disclose discontinued operations on their respective Condensed Statements of Consolidated Cash Flows and, therefore, have not recast the information in the tables below. See Note 4 for further information.

The tables below provide supplemental disclosure of cash flow information:

	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Cash Payments/Receipts:
Interest, net of capitalized interest	$436	$229	$109	$363	$200	$105	$378	$205	$116
Income taxes (refunds), net	155	87	7	89	154	3	15	76	4
Non-cash transactions:
Accounts payable related to capital expenditures	236	117	86	201	124	80	144	104	56
Capital distribution associated with the Internal Spin (1)	—	—	28	—	—	1,473	—	—	—
ROU assets obtained in exchange for lease liabilities (2)	44	1	29	—	—	—	—	—	—

(1)	The capital distribution in 2019 associated with the Internal Spin is a result of the return to accrual for the periods of CERC’s ownership during 2018.

(2)	Includes the transition impact of adoption of ASU 2016-02 Leases as of January 1, 2019. The Registrants elected not to recast comparative periods in the year of adoption as permitted by the standard.

The table below provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheets to the amount reported in the Statements of Consolidated Cash Flows:

	December 31, 2019			December 31, 2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Cash and cash equivalents (1) (2)	$241	$216	$2	$4,231	$335	$14
Restricted cash included in Prepaid expenses and other current assets	30	19	—	46	34	11
Restricted cash included in Other	—	—	—	1	1	—
Total cash, cash equivalents and restricted cash shown in Statements of Consolidated Cash Flows	$271	$235	$2	$4,278	$370	$25

(1)
CenterPoint Energy’s Cash and cash equivalents as of December 31, 2018 included $3.9 billion of temporary investments resulting from the Merger financings. CenterPoint Energy recorded interest income of $22 million, $28 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively, in Other, net on CenterPoint Energy’s Statements of Consolidated Income. See Notes 13 and 14 for further details related to the Merger financings.

(2)
Houston Electric’s Cash and cash equivalents as of December 31, 2019 and 2018 included $216 million and $335 million, respectively, of cash related to the Bond Companies. Houston Electric recorded interest income of $9 million, $4 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively, in Other, net on Houston Electric’s Statement of Consolidated Income.